LONG-TERM INVESTMENTS, NET - Available-for-sale debt investments - Tier 1 Bonds (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
LONG-TERM INVESTMENTS, NET
Allowance for credit losses on debt securities	¥ 0